Warrants	6 Months Ended
May 31, 2018
Warrants [Abstract]
Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

In the registered direct unit offering completed in March 2013, gross proceeds of $3,121,800 were received through the sale of the Company’s units comprised of common share and warrants.

The offering was the sale of 1,815,000 units at a price of $1.72 per unit, with each unit consisting of one common share and a five year warrant to purchase 0.25 of a common share at an exercise price of $2.10 per share (the “March 2013 Warrants”).

The fair value of the March 2013 Warrants of $407,558 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 63%, risk free interest rates of 0.40%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in July 2013, gross proceeds of $3,075,000 were received through the sale of the Company’s units comprised of common shares and warrants. The offering was the sale of 1,500,000 units at a price of $2.05 per unit, each unit consisting of one common share and a five year warrant to purchase 0.25 of a common share at an exercise price of $2.55 per share (the “July 2013 Warrants”).

The fair value of the July 2013 Warrants of $328,350 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 62.4%, risk free interest rates of 0.58%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in June 2016, gross proceeds of $5,200,000 were received through the sale of the Company’s units comprised of common shares and warrants. The Company issued at the initial closing of the offering an aggregate of 3,229,814 common shares and warrants to purchase an additional 1,614,907 common shares, at a price of $1.61 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $1.93 per common share. The underwriter also purchased at such closing additional warrants (collectively with the warrants issued at the initial closing, the “June 2016 Warrants”) at a purchase price of $0.001 per warrant to acquire 242,236 common shares pursuant to the over-allotment option exercised in part by the underwriter. The fair value of the June 2016 Warrants of $1,175,190 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 64.1%, risk free interest rates of 0.92%, expected life of 5 years, and dividend yield of Nil.

In the registered direct offering completed in October 2017, gross proceeds of $4,000,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 3,636,364 common shares at a price of $1.10 per share and warrants to purchase an additional 1,818,182 common shares. The October 2017 Warrants are exercisable six months following the closing date and will expire 30 months after the date they become exercisable, and have an exercise price of $1.25 per common share. The Company also issued the Placement Agents Warrants to purchase 181,818 common shares at an exercise price of $1.375 per share. The holders of October 2017 Warrants and Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of share for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the October 2017 Warrants of $742,555 was initially estimated at closing using the Black- Scholes Option Pricing Model, using volatility of 73.67%, risk free interest rates of 1.64%, expected life of 3 years, and dividend yield of Nil.

The fair value of the Placement Agents Warrants was estimated at $86,196 using the Black-Scholes Option Pricing Model, using volatility of 73.67%, a risk free interest rate of 1.64%, an expected life of 3 years, and a dividend yield of Nil.

In the two registered direct offerings completed in March 2018, gross proceeds of $5,300,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 8,833,334 common shares at a price of $0.60 per share and warrants to purchase an additional 4,416,667 common shares. The March 2018 warrants will be exercisable six months following the closing date and will expire 30 months after the date they become exercisable, and have an exercise price of $0.60 per common share. The Company also issued the March Placement Agent Warrants to purchase 441,667 common shares at an exercise price of $0.75 per share. The holders of March 2018 Warrants and March Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of share for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the March 2018 Warrants of $1,115,480 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, expected life of 3 years, and dividend yield of Nil.

The fair value of the Placement Agents Warrants was estimated at $141,284 using the Black-Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, an expected life of 3 years, and a dividend yield of Nil.

The following table provides information on the 10,507,056 warrants outstanding and exercisable as of May 31, 2018:

	Exercise	Number		Shares issuable
Warrant	price	outstanding	Expiry	upon exercise

July 2013 Warrants	$2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$1.93	2,778,722	June 02, 2021	1,389,361
October 2017 Warrants	$1.25	1,818,182	October 13, 2020	1,818,182
March 2018 Warrants	$0.60	2,916,667	March 16, 2021	2,916,667
March 2018 Warrants	$0.60	1,500,000	March 21, 2021	1,500,000
Placement Agent Warrants	$1.375	181,818	October 13, 2020	181,818
March Placement Agent Warrants	$0.75	291,667	March 16, 2021	291,667
March Placement Agent Warrants	$0.75	150,000	March 21, 2021	150,000
		10,507,056		8,465,195

During the three and six months ended May 31, 2018, there were no cash exercises in respect of warrants (three and six months ended May 31, 2017 – 31,044 and 306,018) and no cashless exercise (three and six months ended May 31, 2017 - Nil) of warrants, resulting in the issuance of Nil (three and six months ended May 31, 2017 – 15,522 and 153,009) and Nil (three and six months ended May 31, 2017 - Nil) common shares, respectively.

For the warrants exercised, the Company recorded a charge to capital stock of $Nil (three and six months ended May 31, 2017 - $39,780 and $392,131) comprised of proceeds of $Nil (three and six months ended May 31, 2017 – $29,958 and $295,308) and the associated amount of $Nil (three and six months ended May 31, 2017 - $9,822 and $96,823) previously recorded in additional paid-in-capital.

Details of warrant transactions are as follows:

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	March 2018 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	1,491,742	870,000	2,778,722	1,818,182	181,818	—	—	7,140,464
Issued	—	—	—	—		4,416,667	441,667	4,858,334
Expired	(1,491,742)	—	—	—	—	—	—	(1,491,742)
Outstanding, May 31, 2018	—	870,000	2,778,722	1,818,182	181,818	4,416,667	441,667	10,507,056

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	Total
Outstanding, December 1, 2016	1,491,742	870,000	3,114,740	5,476,482
Exercised	—	—	(306,018)	(306,018)
Outstanding, May 31, 2017	1,491,742	870,000	2,808,722	5,170,464